Offerings	Aug. 17, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.000% Notes due 2029
Maximum Aggregate Offering Price	$ 97,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 13.40
Offering Note	The registration fee is calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rule 456(b) and 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fees relating to the registrant’s Registration Statement on Form N-2 (File No. 333-293349), which was filed with the Securities and Exchange Commission (the "SEC") on February 10, 2026 and automatically became effective upon filing with the SEC (the "Registration Statement"). This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" in the Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.250% Notes due 2031
Maximum Aggregate Offering Price	$ 10,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1.38
Offering Note	The registration fee is calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rule 456(b) and 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fees relating to the registrant’s Registration Statement on Form N-2 (File No. 333-293349), which was filed with the Securities and Exchange Commission (the "SEC") on February 10, 2026 and automatically became effective upon filing with the SEC (the "Registration Statement"). This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" in the Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.500% Notes due 2033
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The registration fee is calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rule 456(b) and 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fees relating to the registrant’s Registration Statement on Form N-2 (File No. 333-293349), which was filed with the Securities and Exchange Commission (the "SEC") on February 10, 2026 and automatically became effective upon filing with the SEC (the "Registration Statement"). This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" in the Registration Statement.